Maturity According to their Remaining Terms of Financial Assets and Liabilities	12 Months Ended
Dec. 31, 2022
Maturity According to their Remaining Terms of Financial Assets and Liabilities Disclosure [Abstract]
Maturity according to their remaining Terms of Financial Assets and Liabilities
42.	Maturity according to their remaining Terms of Financial Assets and Liabilities:

The table below details the main financial assets and liabilities grouped in accordance with their remaining maturity, including capitals and accrued interest as of December 31, 2022 and 2021. As these are for trading and Financial instrument at fair value through other comprehensive income are included at their fair value:

	2022
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Assets	MCh $	MCh $	MCh $	MCh $	MCh $	MCh $	MCh $	MCh $	MCh $	MCh$
Cash and due from banks	2,764,884	—	—	—	2,764,884	—	—	—	—	2,764,884
Transactions in the course of collection	—	772,196	—	—	772,196	—	—	—	—	772,196
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	—	175,620	243,091	637,830	1,056,541	701,848	415,817	786,500	1,904,165	2,960,706
Debt financial instruments	—	3,433,745	—	—	3,433,745	—	—	—	—	3,433,745
Others	—	257,325	—	—	257,325	—	—	—	—	257,325
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	71,345	231,925	2,143,838	2,447,108	718,241	80,008	722,035	1,520,284	3,967,392
Equity Instruments	—	—	—	—	—	—	—	6,545	6,545	6,545
Derivative contracts financial for hedging purposes	—	—	—	15,863	15,863	443	8,052	2,719	11,214	27,077
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	35,549	14,324	4,188	54,061	—	—	—	—	54,061
Debt financial instruments	—	—	—	—	—	16,280	445,624	440,451	902,355	902,355
Loans and advances to Banks (*)	—	1,904,367	63,396	207,029	2,174,792	—	—	—	—	2,174,792
Loans to customers, net (*)	—	4,972,157	2,937,024	6,830,834	14,740,015	7,403,768	3,752,730	10,829,784	21,986,282	36,726,297
Total financial assets	2,764,884	11,622,304	3,489,760	9,839,582	27,716,530	8,840,580	4,702,231	12,788,034	26,330,845	54,047,375

	2022
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Liabilities	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Transactions in the course of payment	—	681,792	—	—	681,792	—	—	—	—	681,792
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	—	167,924	222,880	588,342	979,146	692,759	465,828	963,736	2,122,323	3,101,469
Others	—	4,355	1,916	—	6,271	—	—	—	—	6,271
Derivative contracts financial for hedging purposes	—	—	—	1,462	1,462	20,240	15,639	185,675	221,554	223,016
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,592,155	—	—	—	13,592,155	—	—	—	—	13,592,155
Saving accounts and time deposits (**)	—	9,544,041	2,962,617	1,324,088	13,830,746	113,901	5,940	655	120,496	13,951,242
Obligations by repurchase agreements and securities lending	—	216,212	52	—	216,264	—	—	—	—	216,264
Borrowings from financial institutions	—	289,675	84,391	675,089	1,049,155	4,348,521	—	—	4,348,521	5,397,676
Debt financial instruments issued
Letters of credit	—	338	364	528	1,230	744	39	364	1,147	2,377
Bonds	—	38,469	173,248	1,248,410	1,460,127	1,895,121	2,282,248	3,628,074	7,805,443	9,265,570
Other financial obligations	—	343,943	11	54	344,008	22	—	—	22	344,030
Lease liabilities	—	2,618	7,644	17,353	27,615	27,634	15,009	19,111	61,754	89,369
Debt financial instruments issued for regulatory capital purposes	—	1,153	—	117,262	118,415	20,157	12,345	859,988	892,490	1,010,905
Total financial liabilities	13,592,155	11,290,520	3,453,123	3,972,588	32,308,386	7,119,099	2,797,048	5,657,603	15,573,750	47,882,136

(*)	These balances are presented without deduction of their respective provisions, which amount to Ch$821,609 million for loans to customers and Ch$1,641 million for borrowings from financial institutions.
(**)	Excludes term saving accounts, which amount to Ch$407,745 million.

	2021
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Assets	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and due from banks	3,713,734	—	—	—	3,713,734	—	—	—	—	3,713,734
Transactions in the course of collection	—	326,446	—	—	326,446	—	—	—	—	326,446
Financial assets held for trading at fair value through profit or loss
Derivative contracts financial	—	81,338	235,071	702,581	1,018,990	590,575	394,785	701,146	1,686,506	2,705,496
Debt financial instruments	—	3,737,942	—	—	3,737,942	—	—	—	—	3,737,942
Others	—	138,753	—	—	138,753	—	—	—	—	138,753
Financial assets at fair value through other comprehensive income
Debt Financial Instruments	—	92,654	475,406	1,008,858	1,576,918	836,880	124,380	516,631	1,477,891	3,054,809
Equity Instruments	—	—	—	—	—	—	—	6,365	6,365	6,365
Derivative contracts financial for hedging purposes	—	—	—	960	960	61,035	5,681	210,126	276,842	277,802
Financial assets at amortized cost
Rights by resale agreements and securities lending	—	37,763	14,013	12,589	64,365	—	—	—	—	64,365
Debt financial instruments	—	—	—	—	—	—	413,599	426,145	839,744	839,744
Loans and advances to Banks (*)	—	1,366,332	81,053	81,457	1,528,842	990	—	—	990	1,529,832
Loans to customers, net (*)	—	3,602,722	2,492,113	6,415,681	12,510,516	7,627,207	4,002,539	10,125,611	21,755,357	34,265,873
Total financial assets	3,713,734	9,383,950	3,297,656	8,222,126	24,617,466	9,116,687	4,940,984	11,986,024	26,043,695	50,661,161

	2021
	Demand	Up to 1 month	Over 1 month and up to 3 months	Over 3 month and up to 12 months	Subtotal up to 1 year	Over 1 year and up to 3 years	Over 3 year and up to 5 years	Over 5 years	Subtotal over 1 year	Total
Liabilities	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Transactions in the course of payment	—	210,479	—	—	210,479	—	—	—	—	210,479
Financial liabilities held for trading at fair value through profit or loss
Derivative contracts financial	—	34,931	226,057	712,583	973,571	644,452	399,499	755,258	1,799,209	2,772,780
Others	—	—	—	—	—	—	——	—	—	—
Derivative contracts financial for hedging purposes	—	—	—	696	696	—	—	—	—	696
Financial liabilities at amortized cost
Current accounts and other demand deposits	18,542,791	—	—	—	18,542,791	—	—	—	—	18,542,791
Saving accounts and time deposits (**)	—	6,640,986	1,748,178	234,675	8,623,839	65,552	1,906	452	67,910	8,691,749
Obligations by repurchase agreements and securities lending	—	87,667	4	7,338	95,009	—	—	—	—	95,009
Borrowings from financial institutions	—	196,093	1,259,282	18,344	1,473,719	3,388,146	—	—	3,388,146	4,861,865
Debt financial instruments issued
Letters of credit	—	526	544	1,066	2,136	1,425	185	368	1,978	4,114
Bonds	—	139,876	374,532	848,924	1,363,332	1,933,284	1,784,606	3,476,059	7,193,949	8,557,281
Other financial obligations	—	249,800	25	90	249,915	90	—	—	90	250,005
Lease liabilities	—	2,312	6,586	17,502	26,400	29,056	16,449	23,765	69,270	95,670
Debt financial instruments issued for regulatory capital purposes	—	4,227	1,390	112,859	118,476	19,979	15,854	763,201	799,034	917,510
Total financial liabilities	18,542,791	7,566,897	3,616,598	1,954,077	31,680,363	6,081,984	2,218,499	5,019,103	13,319,586	44,999,949

(*)	These balances are presented without deduction of their respective provisions, which amount to Ch$673,496 million for loans to customers and Ch$81 million for borrowings from financial institutions.
(**)	Excludes term saving accounts, which amount to Ch$448,257 million.